Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets:
Investments held in Trust Account	$ 37,549,655	$ 168,759,775
Total	37,549,655	168,759,775
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	37,549,655	168,759,775
Total	37,549,655	168,759,775
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Total